Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2024	2025
Payables for purchase of property, plant and equipment	1,799,882	2,282,932
Accrued expenses	958,607	1,848,156
Employee compensation payables	1,186,036	1,605,933
Payables for R&D expenses	1,069,926	1,199,382
Debt from a third party investor(Note 17(i))	—	1,189,973
Payables for marketing events	447,839	741,166
Accrued cost of purchase commitments(i)	621,419	727,091
Deposits from third parties	549,487	715,522
Warranty provisions	389,290	682,960
Tax payables	435,564	419,460
Advance from customers	376,897	300,836
Refundable deposit from customers	172,762	179,297
Interest payables	41,093	8,793
Others	601,834	637,197

Total	8,650,636	12,538,698